Label	Element	Value
FPA Crescent Fund | FPA Crescent Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000924727_SupplementTextBlock

FPA FUNDS TRUST'S FPA CRESCENT FUND
SUPPLEMENT DATED AUGUST 21, 2014 TO PROSPECTUS
DATED APRIL 30, 2014

THE SECTION "PRINCIPAL INVESTMENT STRATEGIES" IS SUPPLEMENTED AS FOLLOWS TO REFLECT THE CHANGE IN THE INVESTMENTS IN FOREIGN SECURITIES:

Risk/Return [Heading]	rr_RiskReturnHeading	FPA Crescent Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following sentence is deleted:

The Fund may invest up to 50% of its assets in foreign securities, including American Depositary Receipts and European Depositary Receipts.

It is replaced by the following text:

Previously, the Fund has invested not more than 50% of the Fund's total assets in foreign securities, including American Depositary Receipts and European Depositary Receipts. Beginning August 21, 2014, the Fund has no limit on the amount of assets it may invest in such foreign securities. The decision to invest in a foreign security will be based on the Adviser's fundamental security analysis.